January 2, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:  Forum ETF Trust (the "Trust")

File Nos. 811-22679 and 333-180250

Pre-Effective Amendment 3

Dear Sir or Madam:

Enclosed for filing on behalf of the Trust is Pre-Effective Amendment No. 3 to the Trust’s initial registration statement under the Securities Act of 1933 and the Investment Company Act of 1940 on Form N-1A (“Registration Statement”). This filing is being made for the purposes of (i) include the seed audit financial statements and related information; (ii) include certain exhibits to Part C of the Registration Statement; and (iii) making certain other non-material changes to the Prospectus and Statement of Additional Information for the Merk Hard Currency ETF, a series of the Trust. The Pre-Effective Amendment is marked to show changes made to the Registration Statement since Pre-Effective Amendment No. 2. This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust.

If you have any questions or comments concerning the foregoing, please contact the undersigned at (207) 347-2075.

Very truly yours,

/s/ David Faherty

David Faherty

cc: Fatima Sulaiman, Esq.

Timothy Bekkers, Esq.

K&L Gates LLP